INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

								Consolidated
	Ref.	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2022		4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
Cost		4,371,890	753,307	296,456	226,581	6,400,593	2,400	12,051,227
Accumulated amortization		(131,077)	(600,823)	(208,610)	(1,394)	(211,939)		(1,153,843)
Adjustment for accumulated recoverable value		(109,330)						(109,330)
Balance at December 31, 2022		4,131,483	152,484	87,846	225,187	6,188,654	2,400	10,788,054
Effect of foreign exchange differences			(4,999)	2,182	(9,104)		(117)	(12,038)
Acquisitions			349	1,956		9,700		12,005
Transfer between groups - fixed assets		(5,228)		16,179	83	20,249		31,283
Write-offs	27			(35,245)				(35,245)
Amortization	26		(62,558)	(55,486)	(2,169)	(127,641)		(247,854)
Others				276				276
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Cost		4,675,302	718,929	276,617	217,560	6,431,706	2,283	12,322,397
Accumulated amortization		(549,047)	(633,653)	(258,909)	(3,563)	(340,744)		(1,785,916)
Balance at December 31, 2023		4,126,255	85,276	17,708	213,997	6,090,962	2,283	10,536,481
Effect of foreign exchange differences			4,748	504	36,655			41,907
Acquisitions				2,956				2,956
Transfer between groups - fixed assets				70,819		3,644		74,463
Write-offs	27			(798)				(798)
Amortization	26		(49,785)	(26,975)	(4)	(141,446)		(218,210)
Transfers to other asset categories				49,786	1,780	(51,566)
Others						1,292		1,292
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091
Cost		4,675,302	858,748	389,604	256,085	6,384,805	2,283	12,566,827
Accumulated amortization		(549,047)	(818,509)	(275,604)	(3,657)	(481,919)		(2,128,736)
Balance at December 31, 2024		4,126,255	40,239	114,000	252,428	5,902,886	2,283	10,438,091

(*)	Composed mainly of: (i) mining rights amortized by production volume and (ii) Concession contract for hydroelectric resource utilization in acquiring control of Companhia Estadual de Geração de Energia Elétrica, with amortization performed over the contract's term.

Schedule of average estimated useful lives

		Consolidated
	12/31/2024	12/31/2023
Software	8	10
Customer relationships	13	13

Schedule of goodwill impairment test

							Consolidated
		Goodwill		Trademarks		Total
Cash generating unity	Segment	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023

Packaging (1)	Steel	170,163	170,163			170,163	170,163
Long steel (2)	Steel	235,595	235,595	217,538	179,175	453,133	414,770
Mining (3)	Mining	3,236,402	3,236,402			3,236,402	3,236,402
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
Cements (5)	Cement	468,870	468,870	34,822	34,822	503,692	503,692
		4,126,255	4,126,255	252,360	213,997	4,378,615	4,340,252

(1)	Acquisition of CBL Group in 2011 and Metalgráfica Iguaçu in 2022 by Prada
(2)	Acquisition of Stahlwerk Thuringen GmbH (“SWT”) and Gallardo Sections in 2012 by CSN
(3)	Acquisition of Namisa in 2015 by CSN Mineração
(4)	Acquisition of CBSI in 2019 by CSN
(5)	Acquisition of Elizabeth Cimentos S.A. in 2021 and CSN Cimentos Brasil S.A. in 2022 by CSN.